Deferred revenue and other liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Deferred revenue and other liabilities
Schedule of non-current liabilities

EURm	2022	2021
Deferred revenue(1)	–	305
Salaries, wages and social charges	46	46
Other	57	85
Total	103	436

Schedule of current liabilities

EURm	2022	2021
Deferred revenue(1)	–	155
Salaries, wages and social charges	1 669	1 780
VAT and other indirect taxes	328	349
Discounts without performance obligations	539	479
Accrued expenses related to customer projects	466	517
Other	617	660
Total	3 619	3 940

(1)  In 2021, non-current deferred revenue of EUR 305 million and current deferred revenue of EUR 155 million related to an IP licensing contract which was determined to be a completed contract as defined in the transition guidance of IFRS 15, Revenue from Contracts with Customers. In December 2022, the licensee exercised a contractual option to extend the license agreement for the remaining life of the licensed patents, making it in substance a perpetual license. As a result, Nokia has recognized all the remaining revenue related to the License Agreement during the year. Refer to Note 6, Revenue recognition.